Deferred Government Grants - Summary of Deferred Government Grants (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current deferred government grants		$ 15,120	$ 12,559
Non-current deferred government grants		4,477	4,870
Total deferred government grants		19,597	17,429
Government Grants for Property, Plant and Equipment
Current deferred government grants	[1]	261	488
Non-current deferred government grants	[1]	1,978	2,517
Government Grants For Research And Development
Current deferred government grants	[2]	14,859	12,071
Non-current deferred government grants	[2]	$ 2,499	$ 2,353

[1]	The Company has three deferred government grants related to property, plant and equipment. The Company has fulfilled two of the grants’ conditions and expect to fulfill another one after 2023. $261 will be amortized in 2023 which was included in the current portion of deferred government grant and $1,978 will be amortized after 2023 which was included in the non-current portion of deferred government grants. $457 was recorded as a reduction to depreciation expense for the year ended December 31, 2022 (2021 - $569, 2020 - $412), and nil was recorded as government grant recognized in income for the year ended December 31, 2022 (2021 - $79, 2020 - $80).
[2]	The Company has twelve deferred government grants related to various research and development projects. The Company expects to fulfill eight grants’ conditions in 2023 and recorded $14,859 as the current portion of deferred government grants, while the remaining three grants’ conditions are expected to be fulfilled after 2023 and $2,499 is recorded in the non-current portion of deferred government grants.